Summary of Significant Accounting Policies - Schedule of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure in Tabular of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 376,085	¥ 608,984	$ 54,528	$ 88,294	¥ 728,948	¥ 249,327
Bank A [Member] | Cash and Cash Equivalents and Restricted Cash and Cash Equivalents [Member] | Concentration Risk by Bank [Member]
Disclosure in Tabular of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 154,381	¥ 294,418
Concentration Risk, Percentage	41.00%	48.00%
Bank B [Member] | Cash and Cash Equivalents and Restricted Cash and Cash Equivalents [Member] | Concentration Risk by Bank [Member]
Disclosure in Tabular of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 73,255	¥ 144,317
Concentration Risk, Percentage	19.00%	24.00%
Bank C [Member] | Cash and Cash Equivalents and Restricted Cash and Cash Equivalents [Member] | Concentration Risk by Bank [Member]
Disclosure in Tabular of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 67,444	¥ 46,534
Concentration Risk, Percentage	18.00%	8.00%
Bank D [Member] | Cash and Cash Equivalents and Restricted Cash and Cash Equivalents [Member] | Concentration Risk by Bank [Member]
Disclosure in Tabular of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 40,917	¥ 61
Concentration Risk, Percentage	11.00%	0.00%
Banks [Member] | Cash and Cash Equivalents and Restricted Cash and Cash Equivalents [Member] | Concentration Risk by Bank [Member]
Disclosure in Tabular of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 335,997	¥ 485,330
Concentration Risk, Percentage	89.00%	80.00%